SPECIAL (GAINS) AND CHARGES (Tables)	12 Months Ended
Dec. 31, 2012
SPECIAL (GAINS) AND CHARGES
Special (gains) and charges

MILLIONS	2012	2011	2010

Net sales
Customer agreement modification	$—	$29.6	$—
Cost of sales
Restructuring charges	22.7	5.3	—
Recognition of Nalco inventory fair value step-up	71.2	3.6	—
Subtotal	93.9	8.9	—
Special (gains) and charges
Restructuring charges	116.6	69.0	—
Champion acquisition costs	18.3	—	—
Nalco merger and integration costs	70.9	57.7	—
Gain on sale of businesses, litigation
related charges and other	(60.1)	4.3	3.3
Venezuela currency devaluation	—	—	4.2
Subtotal	145.7	131.0	7.5
Operating income subtotal	239.6	169.5	7.5
Interest expense, net
Debt extinguishment costs	18.2	—	—
Merger and acquisition debt costs	1.1	1.5	—
Subtotal	19.3	1.5	—
Net income attributable to noncontrolling interest
Recognition of Nalco inventory fair value step-up	(4.5)	—	—
Total special (gains) and charges	$254.4	$171.0	$7.5

Restructuring charges and subsequent activity

	2011 Restructuring Plan				Merger Restructuring Plan
	EMPLOYEE				EMPLOYEE
	TERMINATION	ASSET			TERMINATION	ASSET
MILLIONS	COSTS	DISPOSALS	OTHER	SUBTOTAL	COSTS	DISPOSALS	OTHER	SUBTOTAL	TOTAL
2011 Activity
Recorded expense and accrual	$60.5	$0.5	$7.1	$68.1	$6.6	$—	$—	$6.6	$74.7
Cash payments	(22.2)	—	(2.6)	(24.8)	(0.3)	—	—	(0.3)	(25.1)
Non-cash charges	—	(0.5)	—	(0.5)	—	—	—		(0.5)
Effect of foreign currency translation	(2.2)	—	—	(2.2)	—	—	—	—	(2.2)
Restructuring liability December 31, 2011	36.1	—	4.5	40.6	6.3	—	—	6.3	46.9
2012 Activity
Recorded expense and accrual	60.7	—	5.5	66.2	65.4	3.2	4.6	73.2	139.4
Cash payments	(33.6)	—	(1.5)	(35.1)	(28.4)	—	(1.8)	(30.2)	(65.3)
Non-cash charges	—	—	(3.9)	(3.9)	—	(3.2)	—	(3.2)	(7.1)
Effect of foreign currency translation	(0.8)	—	—	(0.8)	0.1	—	—	0.1	(0.7)
Restructuring liability December 31, 2012	$62.4	$—	$4.6	$67.0	$43.4	$—	$2.8	$46.2	$113.2